Share Based Compensation (Details)						12 Months Ended
	Jun. 03, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Oct. 31, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Oct. 01, 2021 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2025 ¥ / shares	Jun. 30, 2024 ¥ / shares	Apr. 12, 2024 shares	Jan. 21, 2023 shares
Share Based Compensation [Line Items]
Number of shares granted						5,825
Exercise prices ranging | $ / shares						$ 22.55	$ 52.46
Unrecognized compensation expense (in Dollars) | $						$ 171,245
Share Option Plan (“2021 Plan”) [Member]
Share Based Compensation [Line Items]
Number of shares granted					94,861
Share Incentive Plan (“2023 Plan”) [Member]
Share Based Compensation [Line Items]
Maximum number of shares authorized to grant												128,556
Percentage of issued and outstanding share capital.												6.00%
Share Incentive Plan (“2024 Plan”) [Member]
Share Based Compensation [Line Items]
Maximum number of shares authorized to grant											80,000
Restricted Stock Units (RSUs) [Member]
Share Based Compensation [Line Items]
Exercise price | (per share)						$ 0			¥ 0.0001
Share-based compensation expense (in Dollars) | $						$ 439,307	$ 14,212,499
Weighted average period						4 years 10 months 13 days
Restricted Stock Units (RSUs) [Member] | Independent Directors [Member]
Share Based Compensation [Line Items]
Description of vesting terms			one-thirds of these RSUs vesting on October 31, 2023, the other two one-thirds of these RSUs vesting on March 31,2024 and 2025	one-thirds of these RSUs vesting on March 31, 2023, 2024 and 2025
Exercise price | $ / shares			$ 0	$ 0
Number of shares issued			900	900
Restricted Stock Units (RSUs) [Member] | Share Option Plan (“2021 Plan”) [Member]
Share Based Compensation [Line Items]
Restricted share units
Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member]
Share Based Compensation [Line Items]
Number of shares vested					17,094
Description of vesting terms	June 30, 2025	June 30, 2025	October 31, 2023		December 31, 2021
Exercise price | $ / shares	$ 0	$ 0	$ 0
Number of shares issued	130,000	1,219	56,237
Share-Based Payment Arrangement, Management and Employees [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Service period							2 years
Exercise prices ranging | (per share)							$ 0			¥ 0.01
Expiration period							4 years
Share-Based Payment Arrangement, Management and Employees [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Service period							4 years
Exercise prices ranging | (per share)							$ 276			¥ 2,000
Expiration period							6 years
Share Options [Member]
Share Based Compensation [Line Items]
Share-based compensation expense (in Dollars) | $						$ 154,075	$ 2,067,731
Share Options [Member] | Share-Based Payment Arrangement, Employee [Member] | Share Option Plan (“2021 Plan”) [Member]
Share Based Compensation [Line Items]
Number of shares granted								5,222